Document And Entity Information	Feb. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2025
Entity Registrant Name	Q32 Bio Inc.
Entity Central Index Key	0001661998
Entity Emerging Growth Company	false
Entity File Number	001-38433
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3468154
Entity Address, Address Line One	830 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	999-0232
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	QTTB
Security Exchange Name	NASDAQ